Fair Value Of Assets And Liabilities (Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) - USD ($)		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		$ 1,194,391,000		$ 801,718,000
Loans held-for-sale		27,910,000		230,456,000
Securities available for sale		3,556,613,000	[1]	3,398,457,000	[2]
Total MSR recognized by FHN		2,517,000		72,793,000		$ 114,311,000
Total other assets		159,753,000		205,746,000
Total assets		4,785,378,000		4,510,375,000
Total other liabilities		119,239,000		154,280,000
Total liabilities		713,554,000		522,628,000
Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale		3,400,807,000		3,199,662,000
Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held-for-sale		0		0
Securities available for sale		26,264,000		23,259,000
Total MSR recognized by FHN		0		0
Total other assets		28,010,000		26,900,000
Total assets		54,274,000		50,159,000
Total other liabilities		2,035,000		4,343,000
Total liabilities		2,035,000		4,343,000
Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held-for-sale		0		0
Securities available for sale		3,371,236,000		3,168,277,000
Total MSR recognized by FHN		0		0
Total other assets		131,743,000		178,846,000
Total assets		4,691,728,000		4,141,641,000
Total other liabilities		111,964,000		147,022,000
Total liabilities		706,279,000		515,370,000
Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held-for-sale		27,910,000		230,456,000
Securities available for sale		3,307,000		8,126,000
Total MSR recognized by FHN	[3]	2,517,000		72,793,000
Total other assets		0		0
Total assets		39,376,000		318,575,000
Total other liabilities		5,240,000		2,915,000
Total liabilities		5,240,000		2,915,000
U.S. treasuries
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale		100,000		39,996,000
U.S. treasuries | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale		0		0
U.S. treasuries | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale		100,000		39,996,000
U.S. treasuries | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale		0		0
Government Agency Issued Mortgage-Backed Securities ("MBS")
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale		751,165,000		823,689,000
Government Agency Issued Mortgage-Backed Securities ("MBS") | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale		0		0
Government Agency Issued Mortgage-Backed Securities ("MBS") | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale		751,165,000		823,689,000
Government Agency Issued Mortgage-Backed Securities ("MBS") | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale		0		0
Government Agency Issued Collateralized Mortgage Obligations ("CMO")
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale		2,611,266,000		2,290,937,000
Government Agency Issued Collateralized Mortgage Obligations ("CMO") | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale		0		0
Government Agency Issued Collateralized Mortgage Obligations ("CMO") | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale		2,611,266,000		2,290,937,000
Government Agency Issued Collateralized Mortgage Obligations ("CMO") | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale		0		0
Other U.S. Government Agencies
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale		1,807,000		2,326,000
Other U.S. Government Agencies | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale		0		0
Other U.S. Government Agencies | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale		0		0
Other U.S. Government Agencies | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale		1,807,000		2,326,000
States And Municipalities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale		10,205,000		15,155,000
States And Municipalities | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale		0		0
States And Municipalities | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale		8,705,000		13,655,000
States And Municipalities | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale		1,500,000		1,500,000
Trading Loans
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		15,088,000
Trading Loans | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		0
Trading Loans | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		15,088,000
Trading Loans | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		0
Venture Capital Investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale				4,300,000
Venture Capital Investments | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale				0
Venture Capital Investments | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale				0
Venture Capital Investments | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale				4,300,000
Equity, Mutual Funds, And Other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale		26,264,000		23,259,000
Equity, Mutual Funds, And Other | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale		26,264,000		23,259,000
Equity, Mutual Funds, And Other | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale		0		0
Equity, Mutual Funds, And Other | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale		0		0
Deferred Compensation Assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets		25,665,000		23,880,000
Deferred Compensation Assets | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets		25,665,000		23,880,000
Deferred Compensation Assets | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets		0		0
Deferred Compensation Assets | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets		0		0
Derivatives, Forwards And Futures
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets		2,345,000		3,020,000
Total other liabilities		2,035,000		4,343,000
Derivatives, Forwards And Futures | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets		2,345,000		3,020,000
Total other liabilities		2,035,000		4,343,000
Derivatives, Forwards And Futures | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets		0		0
Total other liabilities		0		0
Derivatives, Forwards And Futures | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets		0		0
Total other liabilities		0		0
Derivatives, Interest Rate Contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets		131,631,000		178,846,000
Total other liabilities		111,964,000		147,021,000
Derivatives, Interest Rate Contracts | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets		0		0
Total other liabilities		0		0
Derivatives, Interest Rate Contracts | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets		131,631,000		178,846,000
Total other liabilities		111,964,000		147,021,000
Derivatives, Interest Rate Contracts | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets		0		0
Total other liabilities		0		0
Derivatives, Other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets		112,000
Total other liabilities		5,240,000		2,916,000
Derivatives, Other | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets		0
Total other liabilities		0		0
Derivatives, Other | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets		112,000
Total other liabilities		0		1,000
Derivatives, Other | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets		0
Total other liabilities		5,240,000		2,915,000
Capital Markets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		1,188,754,000		794,523,000
Total trading liabilities - capital markets		594,315,000		368,348,000
Capital Markets | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		0		0
Total trading liabilities - capital markets		0		0
Capital Markets | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		1,188,749,000		794,518,000
Total trading liabilities - capital markets		594,315,000		368,348,000
Capital Markets | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		5,000		5,000
Total trading liabilities - capital markets		0		0
Capital Markets | U.S. treasuries
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		115,908,000		70,472,000
Total trading liabilities - capital markets		286,016,000		210,096,000
Capital Markets | U.S. treasuries | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		0		0
Total trading liabilities - capital markets		0		0
Capital Markets | U.S. treasuries | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		115,908,000		70,472,000
Total trading liabilities - capital markets		286,016,000		210,096,000
Capital Markets | U.S. treasuries | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		0		0
Total trading liabilities - capital markets		0		0
Capital Markets | Government Agency Issued Mortgage-Backed Securities ("MBS")
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		330,443,000		231,398,000
Total trading liabilities - capital markets				854,000
Capital Markets | Government Agency Issued Mortgage-Backed Securities ("MBS") | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		0		0
Total trading liabilities - capital markets				0
Capital Markets | Government Agency Issued Mortgage-Backed Securities ("MBS") | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		330,443,000		231,398,000
Total trading liabilities - capital markets				854,000
Capital Markets | Government Agency Issued Mortgage-Backed Securities ("MBS") | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		0		0
Total trading liabilities - capital markets				0
Capital Markets | Government Agency Issued Collateralized Mortgage Obligations ("CMO")
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		188,632,000		55,515,000
Capital Markets | Government Agency Issued Collateralized Mortgage Obligations ("CMO") | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		0		0
Capital Markets | Government Agency Issued Collateralized Mortgage Obligations ("CMO") | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		188,632,000		55,515,000
Capital Markets | Government Agency Issued Collateralized Mortgage Obligations ("CMO") | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		0		0
Capital Markets | Other U.S. Government Agencies
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		127,263,000		108,265,000
Total trading liabilities - capital markets		1,958,000		3,900,000
Capital Markets | Other U.S. Government Agencies | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		0		0
Total trading liabilities - capital markets		0		0
Capital Markets | Other U.S. Government Agencies | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		127,263,000		108,265,000
Total trading liabilities - capital markets		1,958,000		3,900,000
Capital Markets | Other U.S. Government Agencies | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		0		0
Total trading liabilities - capital markets		0		0
Capital Markets | States And Municipalities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		54,647,000		30,814,000
Capital Markets | States And Municipalities | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		0		0
Capital Markets | States And Municipalities | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		54,647,000		30,814,000
Capital Markets | States And Municipalities | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		0		0
Capital Markets | Trading Loans
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		15,088,000
Capital Markets | Trading Loans | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		0
Capital Markets | Trading Loans | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		15,088,000
Capital Markets | Trading Loans | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		0
Capital Markets | Corporate And Other Debt
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		354,183,000		297,445,000
Total trading liabilities - capital markets		306,341,000		153,498,000
Capital Markets | Corporate And Other Debt | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		0		0
Total trading liabilities - capital markets		0		0
Capital Markets | Corporate And Other Debt | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		354,178,000		297,440,000
Total trading liabilities - capital markets		306,341,000		153,498,000
Capital Markets | Corporate And Other Debt | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		5,000		5,000
Total trading liabilities - capital markets		0		0
Capital Markets | Equity, Mutual Funds, And Other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		2,590,000		614,000
Capital Markets | Equity, Mutual Funds, And Other | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		0		0
Capital Markets | Equity, Mutual Funds, And Other | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		2,590,000		614,000
Capital Markets | Equity, Mutual Funds, And Other | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		0		0
Mortgage Banking
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		5,637,000		7,195,000
Mortgage Banking | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		0		0
Mortgage Banking | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		0		0
Mortgage Banking | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		5,637,000	[3]	7,195,000
Mortgage Banking | Certificated Principal Only
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		4,137,000		5,110,000
Mortgage Banking | Certificated Principal Only | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		0		0
Mortgage Banking | Certificated Principal Only | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		0		0
Mortgage Banking | Certificated Principal Only | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		4,137,000		5,110,000
Mortgage Banking | Interest Only Trading Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		167,000		2,085,000
Mortgage Banking | Interest Only Trading Securities | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		0		0
Mortgage Banking | Interest Only Trading Securities | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		0		0
Mortgage Banking | Interest Only Trading Securities | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		167,000		$ 2,085,000
Mortgage Banking | Subordinated Bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		1,333,000
Mortgage Banking | Subordinated Bonds | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		0
Mortgage Banking | Subordinated Bonds | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		0
Mortgage Banking | Subordinated Bonds | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities		$ 1,333,000

[1]	Includes $ 3.3 b illion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
[2]	Includes $ 3.1 billion of securities pledged to secure public deposits, securities sold under agreements to repu rchase, and for other purposes .
[3]	The unobservable inputs for principal-only and interest-only trading securities, MSR and subordinated bonds are discussed in the Mortgage servicing rights and other retained interests paragraph.